Commitments and Contingencies - Future Minimum Payments Under Purchase and Royalty Commitments (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Contingencies And Commitments [Line Items]
2012	$ 52,883
2013	9,472
2014	4,521
2015	4,934
2016	860
Thereafter	6,979
Total	$ 79,649